Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2019	$ 17	$ 22,474	$ (2,773)	$ (6,492)	$ 1,923	$ 15,149
Beginning balance , shares at Mar. 31, 2019	5,543,639		872,866
Net loss				398		398
Shares repurchased (Note 13(a))			$ (119)			(119)
Shares repurchased, shares			48,873
Options exercised (Note 14(c))		321				321
Options exercised, shares	284,566
Foreign currency translation adjustments					(985)	(985)
Ending balance, value at Mar. 31, 2020	$ 17	22,795	$ (2,892)	(6,094)	938	14,764
Ending balance , shares at Mar. 31, 2020	5,828,205		921,739
Net loss				1,771		1,771
Shares repurchased (Note 13(a))			$ (190)			(190)
Shares repurchased, shares			49,279
Foreign currency translation adjustments					1,051	1,051
Ending balance, value at Mar. 31, 2021	$ 17	22,795	$ (3,082)	(4,323)	1,989	17,396
Ending balance , shares at Mar. 31, 2021	5,828,205		971,018
Net loss				(2,760)		(2,760)
Foreign currency translation adjustments					707	707
Ending balance, value at Mar. 31, 2022	$ 17	$ 22,795	$ (3,082)	$ (7,083)	$ 2,696	$ 15,343
Ending balance , shares at Mar. 31, 2022	5,828,205		971,018